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1933 Act Rule 497(j)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

July 1, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:                             The UBS Funds

File Nos. 033-47287 and 811-06637

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus for Class P2 shares and Statements of Additional Information for Class A, P, and P2 shares that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 139/140 to the Registration Statement of The UBS Funds relating to the UBS All China Equity Fund, which was filed with the U.S. Securities and Exchange Commission electronically on June 26, 2019.

Please direct questions or comments relating to the filing to me at the above-referenced telephone number or, in my absence, to Jamie M. Gershkow at (212) 404.0654.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

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